Himax Technologies, Inc. (the Parent Company only) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	$ 840,542	$ 770,739	$ 737,255
Costs and expenses	767,817	696,396	670,195
Operating Income (loss)	72,725	74,343	67,060
Gain on sale of investment securities	10,471	(8)	648
Earnings before income taxes	85,494	75,400	65,886
Income taxes expenses	(21,591)	(19,476)	(15,748)
Net income (loss)	63,903	55,924	50,138
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Costs and expenses	525	(248)	695
Operating Income (loss)	(525)	248	(695)
Equity in earnings from subsidiaries	49,656	59,402	54,929
Gain on sale of investment securities	10,743	0	0
Other non-operating income (loss)	6,724	1,826	(2,637)
Earnings before income taxes	66,598	61,476	51,597
Income taxes expenses	0	0	(1)
Net income (loss)	$ 66,598	$ 61,476	$ 51,596